Share based Payments - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2021 shares	Jun. 30, 2021 shares	Jun. 30, 2021 shares $ / shares	Jun. 30, 2021 shares	Jun. 30, 2020 shares	Jun. 30, 2020 shares	Jun. 30, 2020 shares $ / shares	Jun. 30, 2020 shares	Jun. 30, 2019 shares	Jun. 30, 2019 shares $ / shares	Jun. 30, 2019 shares	Jun. 30, 2016
Disclosure of other equity instruments [line items]
Options granted		0				0
Granted during the fiscal year Number		0				0
Performance Rights Issued to Non Executive Directors [member] | Share consolidation adjustment [member]
Disclosure of other equity instruments [line items]
Weighted average share price on the exercising date			$ 0.276				$ 0.257			$ 0.048
Equity incentive plan [member]
Disclosure of other equity instruments [line items]
Options granted		0		0		0		0	0		0
Weighted average remaining contractual life of performance rights outstanding	1 year 8 months 12 days
outstanding options | shares	0	0	0	0	0	0	0	0	0	0	0
Granted during the fiscal year Number		0		0		0		0	0		0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member]
Disclosure of other equity instruments [line items]
Weighted average share price on the exercising date			$ 0.235				$ 0.258			$ 0.031
Dr Russell Howard [member]
Disclosure of other equity instruments [line items]
Weighted average remaining contractual life of performance rights outstanding												4 years 1 month 6 days
Grant Chamberlain [member]
Disclosure of other equity instruments [line items]
Share approved for issuance | shares					1,350,000	1,350,000	1,350,000	1,350,000
Weighted average remaining contractual life of performance rights outstanding					2 years 2 months 12 days
Exercise price							$ 0